ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Aerospace & Defense - 4.8%
BAE Systems PLC - ADR	2,521	$169,840
General Dynamics Corp.	297	85,265
Lockheed Martin Corp.	147	68,345
		323,450

Agricultural & Farm Machinery - 2.0%
CNH Industrial NV	12,108	138,031

Air Freight & Logistics - 1.9%
Deutsche Post AG - ADR	3,060	128,000

Asset Management & Custody Banks - 0.8%
Franklin Resources, Inc.	2,457	56,118

Automobile Manufacturers - 4.4%
Stellantis NV	5,927	132,172
Toyota Motor Corp. - ADR	714	162,299
		294,471

Banks - 2.0%
Royal Bank of Canada	1,391	134,691

Biotechnology - 2.0%
AbbVie, Inc.	469	76,279
Gilead Sciences, Inc.	882	57,506
		133,785

Broadcasting - 0.8%
Paramount Global - Class B	4,930	56,153

Cargo Ground Transportation - 1.3%
Ryder System, Inc.	735	89,560

Commodity Chemicals - 3.2%
Dow, Inc.	1,260	71,694
LyondellBasell Industries NV - Class A	1,389	138,858
		210,552

Communications Equipment - 1.0%
Cisco Systems, Inc.	1,451	68,168

Construction Machinery & Heavy Transportation Equipment - 1.3%
Caterpillar, Inc.	261	87,323

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Diversified Banks - 8.8%
Banco Bilbao Vizcaya Argentaria SA - ADR	15,298	$163,842
Bank of America Corp.	2,324	86,011
BNP Paribas SA - ADR	4,153	149,508
Citigroup, Inc.	1,470	90,155
JPMorgan Chase & Co.	525	100,663
		590,179

Drug Retail - 0.8%
Walgreens Boots Alliance, Inc.	2,914	51,665

Electrical Components & Equipment - 3.4%
Eaton Corp. PLC	718	228,511

Electrical Equipment - 1.3%
Emerson Electric Co.	801	86,332

Health Care Distributors - 1.4%
Cardinal Health, Inc.	886	91,293

Health Care Services - 1.5%
The Cigna Group	275	98,186

Health Care Supplies - 0.1%
Solventum Corp.(a)	153	9,947

Household Products - 1.2%
Procter & Gamble Co.	488	79,642

Industrial Conglomerates - 3.0%
3M Co.	612	59,064
Siemens AG - ADR	1,528	142,975
		202,039

Industrial Gases - 1.5%
Air Products and Chemicals, Inc.	417	98,554

Integrated Oil & Gas - 4.4%
BP PLC - ADR	3,804	147,481
Chevron Corp.	443	71,443
Exxon Mobil Corp.	659	77,940
		296,864

Integrated Telecommunication Services - 1.2%
Verizon Communications, Inc.	2,092	82,613

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 1.2%
International Business Machines Corp.	507	$84,263

Life & Health Insurance - 1.1%
Prudential PLC - ADR	4,326	75,965

Multi-line Insurance - 3.4%
American International Group, Inc.	1,155	86,983
AXA SA - ADR	4,116	141,837
		228,820

Oil & Gas Refining & Marketing - 1.2%
Phillips 66	557	79,768

Oil, Gas & Consumable Fuels - 2.2%
TotalEnergies SE - ADR	2,041	147,911

Packaged Foods & Meats - 4.0%
Kraft Heinz Co.	1,934	74,672
Nestle SA - ADR	1,144	115,086
Tyson Foods, Inc. - Class A	1,336	81,028
		270,786

Paper & Plastic Packaging Products & Materials - 4.1%
Amcor PLC	13,477	120,484
International Paper Co.	2,085	72,850
Packaging Corp. of America	483	83,549
		276,883

Pharmaceuticals - 15.2%
AstraZeneca PLC - ADR	1,961	148,801
Bayer AG - ADR	13,318	97,221
Bristol-Myers Squibb Co.	1,265	55,584
GSK PLC - ADR	3,570	147,941
Johnson & Johnson	422	61,017
Merck & Co., Inc.	651	84,122
Novartis AG - ADR	1,384	134,428
Pfizer, Inc.	2,251	57,671
Roche Holding AG - ADR	3,598	107,292
Sanofi SA - ADR	2,586	127,309
		1,021,386

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Semiconductors - 2.0%
Broadcom, Inc.	69	$89,719
Intel Corp.	1,534	46,741
		136,460

Soft Drinks & Non-alcoholic Beverages - 1.0%
PepsiCo, Inc.	402	70,716

Specialty Chemicals - 1.1%
Eastman Chemical Co.	777	73,380

Steel - 1.1%
POSCO Holdings, Inc. - ADR	1,036	74,126

Tobacco - 4.0%
Altria Group, Inc.	1,763	77,237
British American Tobacco PLC - ADR	4,463	131,301
Philip Morris International, Inc.	676	64,179
		272,717
TOTAL COMMON STOCKS (Cost $6,026,796)		6,449,308

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Boston Properties, Inc.	984	60,900
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $58,322)		60,900

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
First American Government Obligations Fund - Class X, 5.23%(b)	191,165	191,165
TOTAL SHORT-TERM INVESTMENTS (Cost $191,165)		191,165

TOTAL INVESTMENTS - 99.4% (Cost $6,276,283)		$6,701,373
Other Assets in Excess of Liabilities - 0.6%		39,973
TOTAL NET ASSETS - 100.0%		$6,741,346

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a) Non-income producing security.
(b) The rate shown represents the 7-day effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALTRIUS GLOBAL DIVIDEND ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ALTRIUS GLOBAL DIVIDEND ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets
Common Stocks	$6,449,308	$—	$—	$6,449,308
Real Estate Investment Trusts	60,900	—	—	60,900
Money Market Funds	191,165	—	—	191,165
Total Assets	$6,701,373	$—	$—	$6,701,373

Refer to the Schedule of Investments for industry classifications.

During the fiscal period ended April 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.